GOODWILL (Tables)	12 Months Ended
Feb. 29, 2020
GOODWILL
Schedule of goodwill

Balance, February 28, 2018	$315,399
Cloud acquisition	16,648
INTTRA acquisition	150,089
Measurement period adjustments	242
Balance, February 28, 2019	482,378
Amber Road acquisition	263,317
Averetek acquisition	7,191
Measurement period adjustments	(130)
Balance, February 29, 2020	$752,756